FINANCIAL INSTRUMENTS - Reconciliation of the Carrying Amount of Contingent Consideration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Beginning balance	$ 792,953
Ending balance	981,504	$ 792,953
Nortech Packaging Acquisition | Contingent consideration
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Beginning balance	0	0
Contingent consideration recorded as a result of acquisition		10,806
Increases resulting from net present value discounting		199
Fair value adjustment recorded in finance costs (income)		(11,005)
Ending balance		0
Nuevopak Acquisition | Contingent consideration
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Beginning balance	0
Contingent consideration recorded as a result of acquisition	8,305
Foreign exchange	9
Ending balance	$ 8,314	$ 0